Contingencies and restrictions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liability [Abstract]
Disclosure of detailed information about grantor obligations [Text Block]

Grantor	Relationship	As of December 31, 2021	As of December 31, 2020
		ThUS$	ThUS$
Ferosor Agrícola S.A.	Unrelated Third party	4,735	5,626
Tattersall Agroinsumos S.A.	Unrelated Third party	2,000	2,000
Covepa SPA	Unrelated Third party	592	703
Johannes Epple Davanzo	Unrelated Third party	264	314
Hortofrutícola La Serena	Unrelated Third party	272	303
Com. Serv Johannes Epple Davanz	Unrelated Third party	343	408
Juan Luis Gaete Chesta	Unrelated Third party	160	190
Arena Fertilizantes y Semillas	Unrelated Third party	178	211
Vicente Oyarce Castro	Unrelated Third party	205	229
Bernardo Guzmán Schmidt	Unrelated Third party	117	130
Total		8,866	10,114